Leased Assets (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Up-front consideration paid to lessor, shares		298,500	350,000
Up-front consideration paid to lessor		$ 2,388,000	$ 2,800,000
Impairment charges		2,388,000	2,800,000
Amortization expense		$ 499,986	$ 82,586
Finance lease term		3 years
Payments to acquire leased assets in future	$ 1	$ 1
Vehicles [Member]
Estimated useful life	5 years	5 years